FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details)	12 Months Ended
Dec. 31, 2021 $ / T tons
Derivative [Line Items]
Notional quantity | tons	23,249
Minimum
Derivative [Line Items]
Derivative, forward price	23.25
Maximum
Derivative [Line Items]
Derivative, forward price	28.00